Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 1,273.3	$ 1,177.9	$ 1,329.9
Loss (income) from discontinued operations	0.7	19.2	(1.7)
Loss (gain) on disposal of discontinued operations	5.1	61.3	(304.8)
Income from continuing operations	1,279.1	1,258.4	1,023.4
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	999.9	983.7	859.6
Change in deferred income taxes	(472.8)	(301.6)	(123.1)
Non-cash stock-based compensation	90.9	78.2	80.0
Tax benefits from stock-based compensation awards	(48.8)	(22.7)	(16.9)
Non-cash charges for sale of inventories revalued at the date of acquisition	23.9	52.4	69.5
Other non-cash expenses, net	22.7	53.8	49.5
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	(147.9)	12.0	(101.2)
Inventories	(72.2)	(59.9)	(28.6)
Other assets	168.7	(100.3)	(136.8)
Accounts payable	47.0	10.0	33.8
Other liabilities	163.3	127.2	(7.3)
Contributions to retirement plans	(38.2)	(23.3)	(25.3)
Net cash provided by continuing operations	2,015.6	2,067.9	1,676.6
Net cash (used in) provided by discontinued operations	(4.9)	(28.4)	14.4
Net cash provided by operating activities	2,010.7	2,039.5	1,691.0
Investing Activities
Acquisitions, net of cash acquired	(11.4)	(1,083.4)	(5,690.3)
Purchase of property, plant and equipment	(282.4)	(315.1)	(260.9)
Proceeds from sale of property, plant and equipment	20.7	12.8	8.2
Proceeds from sale of investments	7.6	1.9	19.5
Proceeds from sale of businesses, net of cash divested			13.8
Decrease (increase) in restricted cash	4.0	(45.1)
Proceeds from derivative instruments related to Phadia acquisition			27.6
Other investing activities, net	(1.8)	(0.8)	(6.0)
Net cash used in continuing operations	(263.3)	(1,429.7)	(5,888.1)
Net cash provided by discontinued operations	0	58.8	745.9
Net cash used in investing activities	(263.3)	(1,370.9)	(5,142.2)
Financing Activities
Net proceeds from issuance of long-term debt	3,167.8	1,282.1	4,254.1
Increase (decrease) in commercial paper, net	199.9	(849.3)	899.3
Settlement of convertible debt			(452.0)
Redemption and repayment of long-term obligations	(1.0)	(354.5)	(1.4)
(Decrease) increase in short-term notes payable	(12.0)	24.0	9.2
Purchases of company common stock	(89.8)	(1,150.0)	(1,337.5)
Dividends paid	(216.2)	(142.2)	0
Net proceeds from issuance of company common stock	230.4	254.1	158.1
Tax benefits from stock-based compensation awards	48.8	22.7	16.9
Other financing activities, net	(17.9)	(4.6)	3.9
Net cash provided by (used in) financing activities	3,310.0	(917.7)	3,550.6
Exchange Rate Effect on Cash	(37.0)	38.4	(0.2)
Increase (Decrease) in Cash and Cash Equivalents	5,020.4	(210.7)	99.2
Cash and Cash Equivalents at Beginning of Period	805.6	1,016.3	917.1
Cash and Cash Equivalents at End of Period	$ 5,826.0	$ 805.6	$ 1,016.3